John Hancock

Emerging Markets Debt Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.7%					$17,809,404
(Cost $17,262,197)
United States 1.7%					17,809,404

U.S. Treasury
Note	2.625	06-30-23		17,328,800	17,809,404
Foreign government obligations 45.8%					$481,757,523
(Cost $504,201,372)
Angola 0.7%					6,777,480

Republic of Angola
Bond (A)	9.500	11-12-25		6,200,000	6,777,480
Argentina 5.3%					55,729,857

Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	2,680,601
Bond (A)	9.950	06-09-21		5,600,000	4,779,656
Provincia de Rio Negro
Bond (A)	7.750	12-07-25		2,300,000	1,465,744
Republic of Argentina
Bond	4.625	01-11-23		5,500,000	4,056,305
Bond	6.875	01-26-27		11,840,000	8,512,960
Bond	7.625	04-22-46		20,390,000	14,262,805
Bond	8.280	12-31-33		26,540,579	19,971,786
Bahrain 0.6%					5,736,274

Kingdom of Bahrain
Bond (A)	6.125	08-01-23		2,000,000	2,091,480
Bond (A)	7.000	10-12-28		3,450,000	3,644,794
Brazil 4.1%					43,466,630

Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,374,089
Note	10.000	01-01-21	BRL	26,000,000	7,224,421
Note	10.000	01-01-23	BRL	23,000,000	6,534,539
Note	10.000	01-01-27	BRL	88,000,000	25,333,581
China 1.0%					10,247,390

The Export-Import Bank of China
Bond	2.875	04-26-26		10,400,000	10,247,390
Colombia 1.4%					14,815,750

Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,629,400
Bond	5.000	06-15-45		6,900,000	7,186,350
Costa Rica 0.1%					960,000

Republic of Costa Rica
Bond	4.250	01-26-23		1,000,000	960,000
Croatia 0.6%					6,123,159

Republic of Croatia
Bond	5.500	04-04-23		5,650,000	6,123,159
Dominican Republic 1.1%					11,239,243

Government of Dominican Republic
Bond	5.875	04-18-24		5,500,000	5,775,055
Bond (A)	5.950	01-25-27		1,500,000	1,578,750
Bond	5.950	01-25-27		900,000	947,250
Bond (A)	6.875	01-29-26		2,650,000	2,938,188

2 JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt 2.2%					$23,606,299

Arab Republic of Egypt
Bond (A)	5.875	06-11-25		3,000,000	2,915,220
Bond (A)	7.500	01-31-27		3,700,000	3,771,388
Bond (A)	7.903	02-21-48		9,200,000	8,637,135
Bond	7.903	02-21-48		2,000,000	1,877,638
Bond (A)	8.500	01-31-47		6,500,000	6,404,918
Ghana 2.0%					21,152,495

Republic of Ghana
Bond	8.125	01-18-26		6,300,000	6,487,205
Bond (A)	8.950	03-26-51		9,000,000	8,554,860
Bond (A)	9.250	09-15-22		2,220,000	2,435,396
Bond	9.250	09-15-22		3,350,000	3,675,034
Honduras 0.1%					1,103,813

Republic of Honduras
Bond (A)	6.250	01-19-27		1,050,000	1,103,813
Hungary 1.8%					18,505,522

Republic of Hungary
Bond	5.375	02-21-23		4,700,000	5,104,675
Bond	5.375	03-25-24		12,100,000	13,400,847
Indonesia 3.1%					32,423,661

Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	6,762,140
Bond	4.750	01-08-26		2,250,000	2,396,034
Bond (A)	5.375	10-17-23		2,851,000	3,081,107
Bond	5.875	01-15-24		1,100,000	1,218,033
Bond	6.625	05-15-33	IDR	201,923,000,000	12,104,515
Bond	6.625	02-17-37		2,421,000	3,044,529
Bond	8.375	03-15-34	IDR	54,619,000,000	3,817,303
Iraq 1.0%					10,650,529

Republic of Iraq
Bond	5.800	01-15-28		10,078,000	9,454,434
Bond (A)	6.752	03-09-23		1,200,000	1,196,095
Jamaica 0.3%					2,850,000

Government of Jamaica
Bond	7.625	07-09-25		2,500,000	2,850,000
Kazakhstan 0.3%					3,409,668

Republic of Kazakhstan
Bond (A)	5.125	07-21-25		3,100,000	3,409,668
Kenya 1.0%					10,590,299

Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	2,931,870
Bond (A)	8.250	02-28-48		8,100,000	7,658,429
Mexico 2.8%					29,916,197

Government of Mexico
Bond	4.600	01-23-46		8,000,000	7,760,000
Bond	7.750	05-29-31	MXN	447,170,400	22,156,197
Montenegro 0.1%					1,155,037

Republic of Montenegro
Bond (A)	3.375	04-21-25	EUR	1,000,000	1,155,037

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND 3

	Rate (%)	Maturity date		Par value^	Value
Namibia 0.3%					$3,315,877

Republic of Namibia
Bond (A)	5.250	10-29-25		3,400,000	3,315,877
Nigeria 1.5%					16,158,876

Federal Republic of Nigeria
Bond (A)	7.625	11-28-47		2,500,000	2,264,223
Bond	7.625	11-28-47		5,550,000	5,026,574
Bond (A)	7.696	02-23-38		2,600,000	2,453,430
Bond (A)	7.875	02-16-32		2,000,000	1,973,738
Bond	7.875	02-16-32		4,500,000	4,440,911
Oman 1.5%					15,272,644

Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	5,480,670
Bond	6.750	01-17-48		11,500,000	9,791,974
Pakistan 0.4%					3,887,752

Republic of Pakistan
Bond (A)	6.875	12-05-27		4,000,000	3,887,752
Panama 0.5%					5,422,250

Republic of Panama
Bond	6.700	01-26-36		3,050,000	4,026,000
Bond	8.875	09-30-27		1,000,000	1,396,250
Philippines 1.1%					11,705,388

Republic of Philippines
Bond	3.950	01-20-40		8,600,000	9,259,921
Bond	5.500	03-30-26		2,100,000	2,445,467
Poland 0.4%					4,309,168

Republic of Poland
Bond	3.250	04-06-26		4,190,000	4,309,168
Qatar 1.9%					20,353,290

State of Qatar
Bond	4.500	04-23-28		4,100,000	4,487,040
Bond (A)	4.817	03-14-49		10,000,000	11,000,000
Bond (A)	5.103	04-23-48		4,250,000	4,866,250
Saudi Arabia 2.0%					20,530,480

Kingdom of Saudi Arabia
Bond (A)	5.250	01-16-50		18,650,000	20,530,480
Senegal 0.4%					4,412,691

Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,466,907
Bond	6.250	05-23-33		1,500,000	1,375,226
Bond (A)	6.750	03-13-48		1,800,000	1,570,558
South Africa 1.8%					19,388,119

Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,105,432
Bond	8.000	01-31-30	ZAR	256,173,733	16,282,687
Turkey 3.6%					38,269,709

Export Credit Bank of Turkey
Bond (A)	5.000	09-23-21		12,050,000	11,228,768
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	15,425,818
Bond	6.000	01-14-41		9,650,000	7,864,461
Bond	6.250	09-26-22		3,860,000	3,750,662

4 JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Uzbekistan 0.4%				$4,061,000

Republic of Uzbekistan
Bond (A)	5.375	02-20-29	4,000,000	4,061,000
Vietnam 0.4%				4,210,976

Socialist Republic of Vietnam
Bond	4.800	11-19-24	4,000,000	4,210,976
Corporate bonds 46.6%				$491,165,337
(Cost $484,633,889)
Argentina 1.2%				12,220,625

Telecom Argentina SA (A)	6.500	06-15-21	3,900,000	3,783,000
YPF SA (A)	8.500	03-23-21	2,400,000	2,352,000
YPF SA (A)	8.500	07-28-25	6,500,000	6,085,625
Austria 0.7%				7,965,250

JBS Investments II GmbH (A)	7.000	01-15-26	3,800,000	3,985,250
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	3,980,000
Azerbaijan 0.7%				6,968,769

State Oil Company of the Azerbaijan Republic	4.750	03-13-23	6,800,000	6,968,769
Brazil 4.0%				42,355,765

Banco BTG Pactual SA	5.750	09-28-22	4,200,000	4,247,292
Banco BTG Pactual SA (7.750% to 2-15-24, then 5 Year CMT + 5.257%) (A)	7.750	02-15-29	2,000,000	2,052,000
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (B)	6.250	04-15-24	3,340,000	3,001,825
Odebrecht Finance, Ltd. (C)	5.250	06-27-29	2,200,000	321,750
Odebrecht Finance, Ltd. (A)(B)(C)	7.500	07-01-19	2,540,000	381,000
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	439,487	420,813
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26	1,714,173	428,543
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	07-02-19	253,378	2,217
Petrobras Global Finance BV	6.850	06-05-15	11,300,000	11,065,525
Petrobras Global Finance BV	7.375	01-17-27	12,000,000	13,479,600
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	6,955,200
Cayman Islands 2.2%				22,992,242

CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	7,283,193
Latam Finance, Ltd. (A)	7.000	03-01-26	5,350,000	5,352,729
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26	10,400,000	10,356,320
Chile 1.7%				17,623,767

Colbun SA	3.950	10-11-27	4,000,000	3,960,040
Empresa Electrica Angamos SA (A)	4.875	05-25-29	6,521,250	6,638,727
Enel Americas SA	4.000	10-25-26	4,000,000	3,980,000
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	3,045,000
Colombia 1.2%				13,226,580

Ecopetrol SA	5.875	05-28-45	9,700,000	9,965,780
Grupo Aval, Ltd.	4.750	09-26-22	3,200,000	3,260,800
Costa Rica 1.1%				11,349,398

Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,551,563
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	8,797,835
Croatia 0.6%				6,109,642

Hrvatska Elektroprivreda	5.875	10-23-22	5,700,000	6,109,642

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND 5

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic 0.6%					$6,143,376

Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29		1,750,000	1,822,188
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29		4,150,000	4,321,188
Guatemala 0.6%					6,180,000

Comunicaciones Celulares SA	6.875	02-06-24		6,000,000	6,180,000
Hong Kong 0.3%					3,172,050

CNAC HK Finbridge Company, Ltd.	4.875	03-14-25		3,000,000	3,172,050
India 0.9%					9,602,005

Vedanta Resources, Ltd. (A)	6.375	07-30-22		2,990,000	2,862,925
Vedanta Resources, Ltd.	7.125	05-31-23		3,020,000	2,858,430
Vedanta Resources, Ltd. (A)	7.125	05-31-23		4,100,000	3,880,650
Indonesia 4.7%					49,207,371

Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24		2,000,000	1,866,870
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24		4,000,000	3,733,740
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24		9,100,000	9,514,050
Pertamina Persero PT	6.000	05-03-42		8,200,000	8,890,465
Pertamina Persero PT (A)	6.000	05-03-42		14,300,000	15,504,103
Pertamina Persero PT (A)	6.450	05-30-44		8,500,000	9,698,143
Ireland 0.0%					198,805

Sibur Securities DAC (A)	4.125	10-05-23		200,000	198,805
Israel 1.0%					10,979,500

Israel Electric Corp., Ltd. (A)	5.000	11-12-24		6,000,000	6,441,000
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,000,000	4,538,500
Kazakhstan 0.6%					6,127,026

Kazakhstan Temir Zholy Finance BV	6.950	07-10-42		4,600,000	5,503,026
Kazakhstan Temir Zholy National Company JSC (A)	4.850	11-17-27		600,000	624,000
Luxembourg 1.4%					14,715,237

Hidrovias International Finance SARL (A)	5.950	01-24-25		2,800,000	2,754,528
Klabin Finance SA (A)	4.875	09-19-27		5,800,000	5,710,680
Millicom International Cellular SA (A)	5.125	01-15-28		5,800,000	5,709,404
Millicom International Cellular SA (A)	6.625	10-15-26		500,000	540,625
Mauritius 0.9%					9,040,744

MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24		5,950,000	5,858,959
MTN Mauritius Investments, Ltd.	6.500	10-13-26		3,000,000	3,181,785
Mexico 6.8%					72,097,809

America Movil SAB de CV	7.125	12-09-24	MXN	108,850,000	5,074,900
Credito Real SAB de CV (A)	9.500	02-07-26		10,000,000	10,826,000
Cydsa SAB de CV	6.250	10-04-27		943,000	930,279
Cydsa SAB de CV (A)	6.250	10-04-27		7,600,000	7,497,476
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48		2,800,000	2,387,000
Mexichem SAB de CV (A)	5.875	09-17-44		3,300,000	3,283,500
Mexichem SAB de CV (A)	6.750	09-19-42		1,600,000	1,753,216
Mexico City Airport Trust (A)	5.500	10-31-46		7,100,000	6,833,750
Mexico City Airport Trust	5.500	07-31-47		4,000,000	3,860,000
Mexico City Airport Trust (A)	5.500	07-31-47		6,900,000	6,658,500
Petroleos Mexicanos	5.375	03-13-22		2,550,000	2,622,650
Petroleos Mexicanos	6.625	06-15-35		10,880,000	10,227,200
Trust F/1401	5.250	12-15-24		1,000,000	1,048,750
Trust F/1401 (A)	5.250	12-15-24		1,850,000	1,940,188
Trust F/1401 (A)	6.950	01-30-44		6,600,000	7,154,400

6 JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Mongolia 0.4%				$3,942,126

Mongolian Mining Corp./Energy Resources LLC (A)	9.250	04-15-24	4,000,000	3,942,126
Netherlands 3.2%				33,800,205

Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,843,375
GTH Finance BV (A)	7.250	04-26-23	1,800,000	1,942,200
GTH Finance BV	7.250	04-26-23	5,392,000	5,817,968
Listrindo Capital BV (A)	4.950	09-14-26	7,750,000	7,451,625
Myriad International Holdings BV (A)	4.850	07-06-27	3,200,000	3,322,957
VEON Holdings BV (A)	4.950	06-16-24	4,350,000	4,422,080
Panama 0.4%				4,738,173

Banco General SA (A)	4.125	08-07-27	4,750,000	4,738,173
Paraguay 0.2%				2,571,875

Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,571,875
Peru 3.1%				32,789,811

ABY Transmision Sur SA (A)	6.875	04-30-43	6,150,000	6,903,423
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,434,573
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	3,014,299
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	6,628,050
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22	9,990,000	10,107,383
Volcan Cia Minera SAA	5.375	02-02-22	3,603,000	3,702,083
Russia 2.4%				25,128,306

Gazprom Neft OAO	6.000	11-27-23	3,700,000	3,959,000
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	5,815,402
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	4,107,167
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	3,986,025
Severstal OAO (A)	3.850	08-27-21	2,500,000	2,504,818
Severstal OAO	5.900	10-17-22	4,510,000	4,755,894
Singapore 1.9%				20,493,917

LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	7,200,000	7,830,811
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	12,900,000	12,663,106
Thailand 1.2%				13,005,364

GC Treasury Center Company, Ltd. (A)	4.250	09-19-22	1,400,000	1,448,224
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,378,139
PTTEP Treasury Center Company, Ltd. (4.600% to 7-17-22, then 5 Year CMT + 2.724%) (A)(B)	4.600	07-17-22	6,050,000	6,050,672
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	2,128,329
Togo 0.4%				4,263,995

Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,263,995
Turkey 0.5%				5,012,590

Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	5,012,590
United Arab Emirates 0.2%				1,982,408

ADES International Holding PLC (A)	8.625	04-24-24	2,000,000	1,982,408
United Kingdom 0.2%				1,996,278

Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	1,996,278
United States 0.3%				3,041,778

CNOOC Finance 2015 USA LLC	3.500	05-05-25	3,000,000	3,041,778

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND 7

	Rate (%)	Maturity date		Par value^	Value
Virgin Islands, British 1.0%					$10,122,550

State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27		10,000,000	10,122,550

				Shares	Value
Common stocks 0.1%					$622,564
(Cost $5,909,631)
Colombia 0.1%					622,564

Frontera Energy Corp.				62,290	622,564

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 4.7%					$49,949,796
(Cost $49,946,734)
U.S. Government Agency 2.3%					24,497,000

Federal Agricultural Mortgage Corp. Discount Note	2.250	06-03-19		5,752,000	5,752,000
Federal Home Loan Bank Discount Note	2.250	06-03-19		18,745,000	18,745,000

		Yield (%)		Shares	Value
Money market funds 0.4%					4,144,796

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class		2.2329	(D)	4,144,796	4,144,796

				Par value^	Value
Repurchase agreement 2.0%					21,308,000

Barclays Tri-Party Repurchase Agreement dated 5-31-19 at 2.450% to be repurchased at $21,312,350 on 6-3-19, collateralized by $20,144,100 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $21,738,660, including interest)				21,308,000	21,308,000
Total investments (Cost $1,061,953,823) 98.9%					$1,041,304,624
Other assets and liabilities, net 1.1%					11,849,684
Total net assets 100.0%					$1,053,154,308

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
ZAR	South African Rand

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $450,429,985 or 42.8% of the fund’s net assets as of 5-31-19.

(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

8 JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 5-31-19:

Foreign government obligations	45.8%
Energy	14.8%
Materials	8.3%
Utilities	7.1%
Communication services	6.0%
Industrials	4.9%
Financials	4.8%
U.S. Government	1.7%
Consumer staples	0.8%
Short-term investments and other	5.8%

TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND 9

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	93,515,814	USD	24,274,690	SSB	6/19/2019	—	$(475,789)
COP	31,005,000,000	USD	10,000,000	JPM	6/19/2019	—	(830,240)
EUR	6,753,000	USD	7,716,822	JPM	6/19/2019	—	(162,737)

						—	$(1,468,766)

Derivatives Currency Abbreviations

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations

JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SSB	State Street Bank and Trust Company

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

10 JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$17,809,404	—	$17,809,404	—
Foreign government obligations	481,757,523	—	481,757,523	—
Corporate bonds	491,165,337	—	491,165,337	—
Common stocks	622,564	$622,564	—	—
Short-term investments	49,949,796	4,144,796	45,805,000	—

Total investments in securities	$1,041,304,624	$4,767,360	$1,036,537,264	—

Derivatives:
Liabilities
Forward foreign currency contracts	$(1,468,766)	—	$(1,468,766)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

11

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2019, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

358Q3 05/19
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.	7/19